Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000271777 | Franklin FTSE India ETF
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000271777 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000271777 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000271777 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000271777 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000271777 | Southern Copper Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000271777 | Montage Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000271777 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000271777 | Delta Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000271777 | FirstRand Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000271777 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000271777 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000271777 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000271777 | China
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000271777 | India
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000271777 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000271777 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000271777 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000271777 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000271777 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000271777 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[1]
C000271777 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000271777 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000271777 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000271777 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000271777 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000271777 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000271777 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000271777 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000271777 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000271777 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000271777 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2]
C000265319 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000265319 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000265319 | Mastercard, Incorporated
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000265319 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000265319 | Interactive Brokers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000265319 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000265319 | Charles Schwab Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000265319 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000265319 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000265319 | Moody's Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000265319 | MSCI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000265319 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000265319 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000265319 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000265319 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000265319 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[3]
C000265316 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	72.70%
C000265316 | Interactive Brokers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000265316 | Charles Schwab Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000265316 | MSCI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000265316 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000265316 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000265316 | Hyatt Hotels Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000265316 | Shopify, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000265316 | Red Rock Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000265316 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000265316 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000265316 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000265316 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000265316 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000265316 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000265316 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000265316 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000265316 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[4]
C000265317 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000265317 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000265317 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000265317 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000265317 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000265317 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000265317 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000265317 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000265317 | Brookfield Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000265317 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000265317 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000265317 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000265317 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000265317 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000265317 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000265317 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000265317 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000265317 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000265317 | France
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000265317 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000265317 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[5]
C000265317 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000265317 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000265317 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000265317 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000265317 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000265317 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000265317 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000265317 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000265317 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[6]
C000276035 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000276035 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000276035 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000276035 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000276035 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000276035 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000276035 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000276035 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000276035 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000276035 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000276035 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000276035 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000276035 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000276035 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000276035 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000276035 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000276035 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000276035 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000276035 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000276035 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000276035 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7],[8]
C000265318 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000265318 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000265318 | Rubrik, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000265318 | Loar Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000265318 | Coherent Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000265318 | Samsara, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000265318 | Forgent Power Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000265318 | Enpro, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000265318 | Dynatrace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000265318 | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000265318 | Mercury Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000265318 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000265318 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000265318 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000265318 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000265318 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000265318 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000265318 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000265318 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[9]
C000265320 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000265320 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000265320 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000265320 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000265320 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000265320 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000265320 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000265320 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000265320 | Coherent Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000265320 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000265320 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000265320 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000265320 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000265320 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000265320 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000265320 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000265320 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000265320 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[10]
C000265320 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%

[1]	Includes other assets and liabilities-net.
[2]	Includes other assets and liabilities-net.
[3]	Includes other assets and liabilities-net.
[4]	Includes other assets and liabilities-net.
[5]	Includes other assets and liabilities-net.
[6]	Includes other assets and liabilities-net.
[7]	Includes other assets and liabilities-net.
[8]	Rounds to less than 0.1%.
[9]	Includes other assets and liabilities-net.
[10]	Includes other assets and liabilities-net.